Segments - Non-current assets by country (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total non-current assets	$ 69,230	$ 63,686
Norway
Disclosure of geographical areas [line items]
Total non-current assets	36,193	30,017
USA
Disclosure of geographical areas [line items]
Total non-current assets	16,058	15,638
Brazil
Disclosure of geographical areas [line items]
Total non-current assets	9,605	11,487
UK
Disclosure of geographical areas [line items]
Total non-current assets	1,720	1,641
Angola
Disclosure of geographical areas [line items]
Total non-current assets	1,205	1,159
Canada
Disclosure of geographical areas [line items]
Total non-current assets	1,002	1,019
Poland
Disclosure of geographical areas [line items]
Total non-current assets	987	644
Argentina
Disclosure of geographical areas [line items]
Total non-current assets	933	822
Denmark
Disclosure of geographical areas [line items]
Total non-current assets	885	770
Germany
Disclosure of geographical areas [line items]
Total non-current assets	303	287
Other
Disclosure of geographical areas [line items]
Total non-current assets	$ 339	$ 202